Schedule of Calculation of Loss Per Share (Details) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Weighted number of shares	53,743,140	45,869,177	45,572,689
Profit (Loss)	₪ (35,710)	₪ (67,795)	₪ (61,959)